JPMorgan BetaBuilders Japan ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Automobile Components — 2.0%
Aisin Corp.	1,780,600	24,548,619
Bridgestone Corp.	3,531,200	87,204,518
Denso Corp.	5,994,200	73,602,207
Niterra Co. Ltd.	647,800	37,830,639
Sumitomo Electric Industries Ltd.	10,317,400	136,551,797
		359,737,780
Automobiles — 5.7%
Honda Motor Co. Ltd.	12,865,200	129,676,356
Isuzu Motors Ltd.	1,755,600	26,192,767
Nissan Motor Co. Ltd. * (a)	7,403,900	15,631,681
Subaru Corp.	1,754,500	29,865,876
Suzuki Motor Corp.	6,064,900	79,168,481
Toyota Motor Corp.	37,878,800	716,844,263
Yamaha Motor Co. Ltd.	3,202,100	26,785,201
		1,024,164,625
Banks — 12.2%
Chiba Bank Ltd. (The)	2,291,600	37,250,095
Concordia Financial Group Ltd.	3,672,200	41,799,949
Japan Post Bank Co. Ltd.	5,877,100	113,634,524
Mitsubishi UFJ Financial Group, Inc.	37,401,500	835,418,523
Mizuho Financial Group, Inc.	8,138,800	421,949,585
Resona Holdings, Inc.	7,210,700	97,782,943
Sumitomo Mitsui Financial Group, Inc.	12,622,800	542,388,299
Sumitomo Mitsui Trust Group, Inc.	9,222,400	94,831,008
		2,185,054,926
Beverages — 0.6%
Asahi Group Holdings Ltd.	4,649,600	48,524,156
Kirin Holdings Co. Ltd.	2,682,500	49,625,595
Suntory Beverage & Food Ltd.	416,600	12,078,090
		110,227,841
Broadline Retail — 0.4%
Pan Pacific International Holdings Corp.	8,764,900	49,701,095
Rakuten Group, Inc. *	5,045,600	26,308,525
		76,009,620
Building Products — 0.9%
AGC, Inc.	701,200	26,444,371
Daikin Industries Ltd.	967,600	140,161,573
		166,605,944
Capital Markets — 1.3%
Daiwa Securities Group, Inc.	4,581,000	51,246,029
Japan Exchange Group, Inc.	3,397,400	46,215,193
Nomura Holdings, Inc.	9,700,700	93,849,383
SBI Holdings, Inc.	1,954,500	36,897,616
		228,208,221

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — 2.7%
Asahi Kasei Corp.	4,493,600	47,968,925
Mitsubishi Chemical Group Corp.	4,495,100	33,078,770
Nippon Paint Holdings Co. Ltd.	3,165,600	23,887,412
Nippon Sanso Holdings Corp.	650,600	23,388,584
Nitto Denko Corp.	2,224,800	46,979,801
Resonac Holdings Corp.	597,600	49,779,563
Shin-Etsu Chemical Co. Ltd.	6,194,800	220,845,475
Toray Industries, Inc.	4,657,900	33,458,881
		479,387,411
Commercial Services & Supplies — 0.6%
Dai Nippon Printing Co. Ltd.	1,427,200	25,878,315
Secom Co. Ltd.	1,335,900	57,545,321
TOPPAN Holdings, Inc.	938,800	26,324,756
		109,748,392
Construction & Engineering — 0.9%
Kajima Corp.	1,486,300	49,663,598
Obayashi Corp.	2,216,100	43,555,902
Shimizu Corp.	1,765,200	26,002,864
Taisei Corp.	522,300	42,307,588
		161,529,952
Consumer Staples Distribution & Retail — 1.0%
Aeon Co. Ltd.	9,077,800	77,884,974
Seven & i Holdings Co. Ltd.	6,948,900	92,143,268
		170,028,242
Diversified Telecommunication Services — 0.5%
NTT, Inc.	89,015,000	85,322,112
Electric Utilities — 0.5%
Chubu Electric Power Co., Inc.	2,496,200	43,221,894
Kansai Electric Power Co., Inc. (The)	3,405,600	51,576,031
		94,797,925
Electrical Equipment — 2.9%
Fuji Electric Co. Ltd.	487,800	42,569,972
Fujikura Ltd.	5,474,000	138,910,188
Furukawa Electric Co. Ltd.	2,331,000	44,479,974
Mitsubishi Electric Corp.	6,553,700	236,084,732
NIDEC Corp. *	3,343,700	53,692,618
		515,737,484
Electronic Equipment, Instruments & Components — 5.2%
Ibiden Co. Ltd.	846,400	84,676,264
Keyence Corp.	620,200	311,084,273
Kyocera Corp.	4,354,800	99,319,035
Murata Manufacturing Co. Ltd.	5,978,000	272,383,743
Shimadzu Corp.	955,500	24,300,776

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
TDK Corp.	6,269,600	120,554,801
Yokogawa Electric Corp.	802,300	28,613,807
		940,932,699
Entertainment — 1.6%
Capcom Co. Ltd.	985,000	24,743,561
Konami Group Corp.	298,300	38,426,863
Nexon Co. Ltd.	990,300	15,520,434
Nintendo Co. Ltd.	3,849,400	183,624,741
Toho Co. Ltd.	1,896,300	18,140,024
		280,455,623
Financial Services — 1.0%
Mitsubishi HC Capital, Inc.	2,768,900	25,493,830
ORIX Corp.	3,631,300	146,556,926
		172,050,756
Food Products — 0.8%
Ajinomoto Co., Inc.	3,162,500	97,526,399
Kikkoman Corp.	2,699,700	27,804,125
Toyo Suisan Kaisha Ltd.	311,400	20,205,282
		145,535,806
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,220,500	41,874,027
Tokyo Gas Co. Ltd.	1,103,500	42,600,473
		84,474,500
Ground Transportation — 1.2%
Central Japan Railway Co.	3,163,100	78,713,275
East Japan Railway Co.	3,605,300	82,952,703
Hankyu Hanshin Holdings, Inc.	786,300	23,264,982
West Japan Railway Co.	1,502,100	28,344,356
		213,275,316
Health Care Equipment & Supplies — 1.6%
Hoya Corp.	1,107,100	169,294,439
Olympus Corp.	3,639,300	41,594,965
Terumo Corp.	4,919,900	72,174,416
		283,063,820
Health Care Technology — 0.1%
M3, Inc.	1,458,000	16,334,235
Hotels, Restaurants & Leisure — 0.5%
Oriental Land Co. Ltd.	3,804,100	75,928,527
Zensho Holdings Co. Ltd.	321,300	20,062,467
		95,990,994
Household Durables — 3.9%
Panasonic Holdings Corp.	7,338,800	194,055,979

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — continued
Sekisui House Ltd. (a)	2,078,100	45,494,361
Sony Group Corp.	19,717,400	460,773,427
		700,323,767
Household Products — 0.1%
Unicharm Corp.	3,580,100	22,708,421
Industrial Conglomerates — 2.8%
Hikari Tsushin, Inc.	59,100	14,450,941
Hitachi Ltd.	14,913,700	488,730,231
		503,181,172
Insurance — 4.9%
Daiichi Life Group, Inc.	11,901,200	143,497,165
Japan Post Holdings Co. Ltd.	5,521,400	81,685,588
Japan Post Insurance Co. Ltd.	1,762,600	19,408,180
MS&AD Insurance Group Holdings, Inc.	4,567,200	140,594,726
Sompo Holdings, Inc.	2,949,500	130,947,879
T&D Holdings, Inc.	1,605,200	50,589,217
Tokio Marine Holdings, Inc.	6,323,200	322,270,741
		888,993,496
Interactive Media & Services — 0.1%
LY Corp.	8,594,100	23,945,264
IT Services — 1.9%
Fujitsu Ltd.	5,776,400	133,141,825
NEC Corp.	4,197,800	124,753,031
Nomura Research Institute Ltd.	1,391,400	41,162,555
Obic Co. Ltd.	1,046,300	30,011,609
Otsuka Corp.	799,100	16,489,077
		345,558,097
Leisure Products — 0.5%
Bandai Namco Holdings, Inc.	2,008,800	58,193,389
Shimano, Inc.	253,000	31,936,241
		90,129,630
Machinery — 5.2%
Daifuku Co. Ltd.	1,185,800	43,680,383
Ebara Corp.	1,507,100	51,162,431
FANUC Corp.	2,929,600	118,049,698
Hitachi Construction Machinery Co. Ltd.	290,400	9,679,119
IHI Corp.	3,496,000	61,127,405
Kawasaki Heavy Industries Ltd.	2,763,700	47,216,876
Komatsu Ltd.	2,978,400	129,233,553
Kubota Corp.	3,764,200	63,861,525
Makita Corp.	750,100	24,161,024
MINEBEA MITSUMI, Inc.	1,226,700	27,937,023
Mitsubishi Heavy Industries Ltd.	11,098,300	259,282,237

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
SMC Corp.	187,300	80,924,898
Yaskawa Electric Corp.	865,600	25,775,671
		942,091,843
Marine Transportation — 0.6%
Kawasaki Kisen Kaisha Ltd.	1,279,000	22,790,292
Mitsui OSK Lines Ltd.	1,081,000	39,934,243
Nippon Yusen KK	1,332,900	51,180,040
		113,904,575
Metals & Mining — 1.2%
JFE Holdings, Inc. (a)	2,105,300	23,886,989
JX Advanced Metals Corp.	1,845,300	42,752,263
Mitsui Kinzoku Co. Ltd.	189,600	35,696,592
Nippon Steel Corp.	17,280,900	70,399,294
Sumitomo Metal Mining Co. Ltd.	859,900	43,223,245
		215,958,383
Office REITs — 0.1%
Nippon Building Fund, Inc.	28,184	23,773,396
Oil, Gas & Consumable Fuels — 0.9%
ENEOS Holdings, Inc.	8,893,500	73,447,253
Idemitsu Kosan Co. Ltd.	2,903,860	23,772,541
Inpex Corp.	2,926,300	67,447,314
		164,667,108
Passenger Airlines — 0.1%
ANA Holdings, Inc.	488,100	9,533,459
Japan Airlines Co. Ltd.	469,500	8,659,718
		18,193,177
Personal Care Products — 0.5%
Kao Corp.	2,986,800	61,396,895
Shiseido Co. Ltd.	1,235,100	24,397,726
		85,794,621
Pharmaceuticals — 3.6%
Astellas Pharma, Inc.	5,943,800	81,636,938
Chugai Pharmaceutical Co. Ltd.	2,179,500	94,571,454
Daiichi Sankyo Co. Ltd.	5,821,800	94,089,253
Eisai Co. Ltd.	898,200	27,002,460
Kyowa Kirin Co. Ltd.	778,000	12,488,873
Otsuka Holdings Co. Ltd.	1,570,300	108,883,718
Shionogi & Co. Ltd.	2,815,100	50,900,642
Takeda Pharmaceutical Co. Ltd.	5,186,000	178,064,638
		647,637,976
Professional Services — 2.0%
Recruit Holdings Co. Ltd.	4,621,100	365,440,391
Real Estate Management & Development — 2.0%
Daito Trust Construction Co. Ltd.	1,016,000	21,513,491

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — continued
Daiwa House Industry Co. Ltd.	2,044,000	60,025,257
Hulic Co. Ltd.	1,884,100	20,715,207
Mitsubishi Estate Co. Ltd.	4,016,200	97,502,017
Mitsui Fudosan Co. Ltd.	8,981,700	87,494,479
Sumitomo Realty & Development Co. Ltd.	3,057,900	68,540,803
		355,791,254
Semiconductors & Semiconductor Equipment — 8.9%
Advantest Corp.	2,405,100	475,204,330
Disco Corp.	300,900	107,552,013
Kioxia Holdings Corp. *	1,109,700	309,313,828
Lasertec Corp.	270,100	62,050,698
Renesas Electronics Corp.	5,548,200	111,206,782
SCREEN Holdings Co. Ltd.	626,300	47,777,074
Tokyo Electron Ltd.	1,461,400	488,600,523
		1,601,705,248
Software — 0.0% ^
Oracle Corp.	109,900	6,174,581
Specialty Retail — 1.8%
Fast Retailing Co. Ltd.	625,700	306,386,060
Nitori Holdings Co. Ltd.	1,343,900	21,681,144
		328,067,204
Technology Hardware, Storage & Peripherals — 1.0%
Canon, Inc.	2,856,400	79,508,252
FUJIFILM Holdings Corp.	3,858,800	90,834,777
		170,343,029
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	2,359,800	69,577,387
Tobacco — 0.9%
Japan Tobacco, Inc.	3,659,600	163,170,186
Trading Companies & Distributors — 7.5%
ITOCHU Corp.	23,167,200	290,739,366
Marubeni Corp.	5,414,400	174,997,119
Mitsubishi Corp.	12,185,300	364,252,493
Mitsui & Co. Ltd.	8,444,900	259,125,712
Sumitomo Corp.	15,880,000	164,833,836
Toyota Tsusho Corp.	2,344,600	97,313,437
		1,351,261,963
Wireless Telecommunication Services — 3.8%
KDDI Corp.	9,579,300	176,486,318
SoftBank Corp.	93,323,400	130,986,666
SoftBank Group Corp.	12,074,100	376,078,126
		683,551,110
Total Common Stocks (Cost $13,160,653,135)		17,880,617,503

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.3%
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $51,869,549)	51,869,549	51,869,549
Total Investments — 99.7% (Cost $13,212,522,684)		17,932,487,052
Other Assets in Excess of Liabilities — 0.3%		46,009,712
NET ASSETS — 100.0%		17,978,496,764

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $49,303,190.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	373	09/10/2026	JPY	92,989,190	2,168,798

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$359,737,780	$—	$359,737,780
Automobiles	—	1,024,164,625	—	1,024,164,625
Banks	—	2,185,054,926	—	2,185,054,926
Beverages	—	110,227,841	—	110,227,841
Broadline Retail	49,701,095	26,308,525	—	76,009,620
Building Products	—	166,605,944	—	166,605,944

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Capital Markets	$—	$228,208,221	$—	$228,208,221
Chemicals	—	479,387,411	—	479,387,411
Commercial Services & Supplies	—	109,748,392	—	109,748,392
Construction & Engineering	—	161,529,952	—	161,529,952
Consumer Staples Distribution & Retail	—	170,028,242	—	170,028,242
Diversified Telecommunication Services	—	85,322,112	—	85,322,112
Electric Utilities	—	94,797,925	—	94,797,925
Electrical Equipment	—	515,737,484	—	515,737,484
Electronic Equipment, Instruments & Components	—	940,932,699	—	940,932,699
Entertainment	18,140,024	262,315,599	—	280,455,623
Financial Services	—	172,050,756	—	172,050,756
Food Products	—	145,535,806	—	145,535,806
Gas Utilities	—	84,474,500	—	84,474,500
Ground Transportation	—	213,275,316	—	213,275,316
Health Care Equipment & Supplies	—	283,063,820	—	283,063,820
Health Care Technology	—	16,334,235	—	16,334,235
Hotels, Restaurants & Leisure	—	95,990,994	—	95,990,994
Household Durables	—	700,323,767	—	700,323,767
Household Products	—	22,708,421	—	22,708,421
Industrial Conglomerates	—	503,181,172	—	503,181,172
Insurance	—	888,993,496	—	888,993,496
Interactive Media & Services	—	23,945,264	—	23,945,264
IT Services	—	345,558,097	—	345,558,097
Leisure Products	—	90,129,630	—	90,129,630
Machinery	—	942,091,843	—	942,091,843
Marine Transportation	—	113,904,575	—	113,904,575
Metals & Mining	—	215,958,383	—	215,958,383
Office REITs	—	23,773,396	—	23,773,396
Oil, Gas & Consumable Fuels	—	164,667,108	—	164,667,108
Passenger Airlines	—	18,193,177	—	18,193,177
Personal Care Products	—	85,794,621	—	85,794,621
Pharmaceuticals	—	647,637,976	—	647,637,976
Professional Services	—	365,440,391	—	365,440,391
Real Estate Management & Development	21,513,491	334,277,763	—	355,791,254
Semiconductors & Semiconductor Equipment	—	1,601,705,248	—	1,601,705,248
Software	—	6,174,581	—	6,174,581
Specialty Retail	—	328,067,204	—	328,067,204
Technology Hardware, Storage & Peripherals	—	170,343,029	—	170,343,029
Textiles, Apparel & Luxury Goods	—	69,577,387	—	69,577,387
Tobacco	—	163,170,186	—	163,170,186
Trading Companies & Distributors	—	1,351,261,963	—	1,351,261,963
Wireless Telecommunication Services	—	683,551,110	—	683,551,110
Total Common Stocks	89,354,610	17,791,262,893	—	17,880,617,503

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	$51,869,549	$—	$—	$51,869,549
Total Investments in Securities	$141,224,159	$17,791,262,893	$—	$17,932,487,052
Appreciation in Other Financial Instruments
Futures Contracts	$2,168,798	$—	$—	$2,168,798
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$4,295,527	$912,166,935	$864,592,913	$—	$—	$51,869,549	51,869,549	$1,757,478	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.